Commitments and Contingent Liabilities - Summary of Contingent Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Brazil [Member]
Disclosure of contingent liabilities [Line Items]
Corporate reorganisation tax assessment	€ 2,092	€ 1,464